Other liabilities (Table)	12 Months Ended
Dec. 31, 2019
22. Other liabilities
Other liabilities
	Barclays Bank Group
	2019	2018
	£m	£m
Accruals and deferred income	2,419	2,680
Other creditors	2,116	2,345
Items in the course of collection due to other banks	175	141
Obligation under Finance Lease	-	4
Lease liabilities[a] (refer to Note 20)	529	-
Other liabilities	5,239	5,170

Note

a Lease liabilities represents the minimum lease payments under the lease discounted at the rate implicit in the lease.